Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total income	£ 15,778	£ 14,151	£ 13,600
Credit impairment charges	(3,377)	(1,202)	(643)
Operating expenses	(9,459)	(9,982)	(11,739)
Assets	1,059,731	876,672	£ 877,700
Liabilities	1,006,021	826,057
Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Assets	1,059,731	876,672
Liabilities	1,006,021	826,057
Parent [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	(606)	(717)
Credit impairment charges	0	0
Operating expenses	(62)	(90)
Assets	6,803	2,097
Liabilities	25,819	24,876
Fellow subsidiaries [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	41	53
Credit impairment charges	0	0
Operating expenses	(2,937)	(3,023)
Assets	1,917	2,165
Liabilities	3,954	1,600
Associates [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	0	0
Credit impairment charges	0	0
Operating expenses	0	(5)
Assets	0	0
Liabilities	66	0
Joint Ventures [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	0	12
Credit impairment charges	0	0
Operating expenses	0	0
Assets	0	1,303
Liabilities	0	0
Pension funds [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income	3	3
Credit impairment charges	0	0
Operating expenses	(1)	0
Assets	4	3
Liabilities	£ 69	£ 75